EMPLOYEE BENEFITS - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS
Plan assets	R$ 1,149	R$ 56,797
Total liabilities	1,424,864	1,504,803
Current	253	409
Non-current	1,424,611	1,504,394
Defined contribution pension plan
EMPLOYEE BENEFITS
Plan assets	1,149	1,490
Defined benefit pension plan
EMPLOYEE BENEFITS
Plan assets		55,307
Total liabilities	1,084,758	1,144,080
Post-employment health care benefit
EMPLOYEE BENEFITS
Total liabilities	316,230	305,447
Retirement and termination benefits
EMPLOYEE BENEFITS
Total liabilities	R$ 23,876	R$ 55,276